Disclosures on equity - Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Net income attributable to non-controlling interests for the year ended	$ 6,724	$ 7,076	$ 7,973
Equity, non-controlling interests for the year ended	37,248	36,230
Dividends paid to non-controlling interests for the year ended	$ 5,909	6,266
SQM Potasio S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	0.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
Ajay SQM Chile S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	49.00%
Net income attributable to non-controlling interests for the year ended	$ 3,261	3,238
Equity, non-controlling interests for the year ended	10,611	9,795
Dividends paid to non-controlling interests for the year ended	$ 2,446	2,429
Soquimich Comercial S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	39.36168%
Net income attributable to non-controlling interests for the year ended	$ 3,463	3,838
Equity, non-controlling interests for the year ended	26,637	26,435
Dividends paid to non-controlling interests for the year ended	$ 3,463	3,837
Comercial Agrorama Ltda.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	30.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
SQM Indonesia S.A.
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	20.00%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	0
SQM Thailand Limited
Disclosure Of Noncontrolling interests Explanatory [Line Items]
Proportion of interests in the ownership held by non-controlling interests, percentage	0.002%
Net income attributable to non-controlling interests for the year ended	$ 0	0
Equity, non-controlling interests for the year ended	0	0
Dividends paid to non-controlling interests for the year ended	$ 0	$ 0